Summary of significant accounting policies	12 Months Ended
Apr. 30, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies

2	Summary of significant accounting policies

Basis of presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements and have been consistently applied in the preparation of the financial statements. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Consolidation

The accompanying consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries. Significant inter-company balances, investment and capital, if any, have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to the useful lives and impairment of long-lived assets, and collectability of accounts receivable and other current assets. Actual results may differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.

Accounts receivable, net

Accounts receivable mainly represent amounts due from customers that meet the revenue recognition criteria. These accounts receivables are recorded net of any allowance for credit losses and specific customer credit allowances. The Company maintains an allowance for estimated credit losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the receivable amount in dispute, and the current receivables aging and current payment patterns, over the contractual life of the receivable. The Company writes off the receivable when it is determined to be uncollectible.

Other current assets

Other current assets primarily consists of deposits, prepayments made to vendors or services providers for future services that have not been provided, and other receivables from third parties. These advances are reviewed periodically to determine whether their carrying value has become impaired. As of April 30, 2024, management believes that the Company’s other current assets are not impaired. As of April 30, 2025, there was an impairment to loan to third parties of S$1,223,608 (US$937,284).

Inventories

Inventories are measured at the lower of cost or net realizable value. The cost of inventories is based on the first-in, first-out principle. Due to the minimal amount of inventory, the Company does not operate a batch program that aggregates the number of units of similar inventory.

The cost of inventories include expenditure incurred in acquiring the inventories and other costs incurred in bringing them to their existing location and condition. General and administrative costs are not charged to inventory as they are not considered direct costs towards production.

The Company does not mortgage, pledge or subject any inventory to lien. Inventories by the Company is not collateralized in any form.

Deferred offering costs

Pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of April 30, 2025, the Company had not concluded its IPO hence professional fees are recorded as deferred offering costs. As of April 30, 2025, the accumulated deferred offering cost was S$497,302 (US$380,933).

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	lesser of lease term or expected useful life
Computers	3 years
Furniture and fittings	5 years
Office and production equipment	3 to 5 years
Renovation	3 years

2	Summary of significant accounting policies (cont’d)

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended April 30, 2024 and 2025, no impairment of long-lived assets was observed and recognized.

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	-	observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	-	other inputs that are directly or indirectly observable in the marketplace.
Level 3	-	unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, inventories and liabilities, accounts payable, and accruals and other payables approximate their fair values because of their generally short maturities.

Revenue recognition

The Company follows the revenue requirements of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Accounting Standards Codification (“ASC”) 606”). The core principle underlying the revenue recognition of this ASC allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expect to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Revenues are generally recognized upon the transfer of control via acceptance of promised products provided to our customers, reflecting the amount of consideration we expect to receive for those products or services.

Adjustments to comparative figures – correction of errors

For the year ended April 30, 2024, the Company has identified a misstatement in the classification of a loan to 3rd party which was booked under “Cash Flows from Operating Activities” to the amount of S$1,539,982 (approximately US$1,122,822). This was adjusted to “Cash Flows from Investing Activities” for the year ended April 30, 2024.

There is no impact on net cash flow, total assets, opening cash balances and ending cash balances from this adjustment.

2	Summary of significant accounting policies (cont’d)

The Company generates revenue from the following streams:

Sales of microscopes and parts

The Company sells microscopes and parts. Revenue is recognized when the goods are delivered to the customer and all criteria for acceptance have been satisfied. The goods are often sold with a right of return when goods are defective. Up till April 30, 2025, there has been no returns from customers.

The amount of revenue recognized is based on the transaction price, which comprises the contractual price. Based on the Company’s experience with similar types of contracts, variable consideration is typically constrained and is included in the transaction only to the extent that it is a highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The Company has elected to apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred where the amortization period of the asset that would otherwise be recognized is one year or less.

Contract Assets and contract liabilities

The contract assets primarily relate to the Company’s rights to bill for work completed but not billed at the reporting date. The contract assets are transferred to receivables until the subsequent billing phase. The contract liabilities primarily relate to advance billing to customers based on the contract, for which project task has not yet been completed.

Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Concentrations and credit risk

The Company maintains cash with banks in Singapore (“SGN”). Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In Singapore, a depositor has up to S$100,000 insured by Singapore Deposit Insurance Corporation (“SDIC”).

Financial instruments that potentially expose the Company to the concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

As of April 30, 2024 and 2025, the Company’s assets were located in Singapore and the Company’s revenue was derived from the operation in Singapore.

For the financial years ended April 30, 2024 and 2025, top 5 customers accounted for 91% and 85% of total revenue, respectively. The top 5 suppliers accounted for 87% and 85% of our total cost of goods sold, respectively.

For the financial year ended April 30, 2024, customer A, customer B, customer C and customer D accounted for 73%, 6%, 5% and 4% of the Company’s total revenue and 45% customer A of the total accounts receivable as of April 30, 2024; whereas customers B, C and D have no outstanding as of April 30, 2024. For the financial year ended April 30, 2025, customer A, customer B, customer C, customer D and customer E accounted for 23%, 21%, 18%, 13% and 10% of the Company’s total revenue and customer A, customer D and customer E accounted for 13%, 30% and 46% of the total accounts receivable as of April 30, 2025; whereas customer B and customer C have no outstanding as of April 30, 2025.

For the financial year ended April 30, 2024, vendor A, vendor B, vendor C and vendor D accounted for 39%, 30%, 13% and 3% of the Company’s total purchases and 57% vendor B and 41% vendor C of the total accounts payable as of April 30, 2024; whereas vendors A and D have no outstanding as of April 30, 2024. For the financial year ended April 30, 2025, vendor A, vendor B, vendor C, vendor D and vendor E accounted for 30%, 28%, 18%, 6% and 3% of the Company’s total purchases and vendor A, vendor B and vendor E accounted for 34%, 57% and 8% of the total accounts payable as of April 30, 2025; whereas vendors C and D have no outstanding as of April 30, 2025.

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attaching conditions will be complied with. Government grant is recognized as ‘Other income’ in Consolidated statement of operations and comprehensive loss.

2	Summary of significant accounting policies (cont’d)

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

i)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

ii)	Short-term compensated absences

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

The Company follows ASC 850 Related Party Disclosures for the identification of related parties and disclosure of related party transactions.

Foreign currency and foreign currency translation

The accompanying consolidated financial statements are presented in Singapore Dollars (“S$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiary in the British Virgin Island is United States Dollar (“US$”).

Convenience translation

Translations of the consolidated balance sheet, consolidated statement of operations and comprehensive loss, statement of shareholders deficit and consolidated statement of cash flows from S$ into US$ as of and for the year ended April 30, 2025 are solely for the convenience of the reader and were calculated at the rate of US$0.7660 = S$1 as set forth in the statistical release of the Federal Reserve System on April 30, 2025. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into US$ at that rate on April 30, 2025, or at any other rate., or at any other rate.

Income taxes

The Company accounts for income taxes under FASB ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are also provided for net operating loss carry forward that can be utilized to offset future taxable income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is established, when necessary, to reduce net deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of FASB ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes for the years ended April 30, 2024 and 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

2	Summary of significant accounting policies (cont’d)

Leases

The Company adopted ASC 842 on January 1, 2019. The Company is a lessee of non-cancellable operating leases for its corporate office premises. The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancellable lease term in calculating the right-of-use assets and liabilities.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The Company recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended April 30, 2024 and 2025, the Company did not have any impairment loss against its operating lease right-of-use assets.

The Company’s operating lease liabilities and right-of-use assets are disclosed in Note 8.

Net (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options, warrants and convertible debt were exercised or converted into ordinary shares. When the Company incurs a loss, diluted shares are not included, as their inclusion would have an anti-dilutive effect. The Company did not have any dilutive securities or debt for each of the years ended April 30, 2024 and 2025.

Going Concern

The accompanying audited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of the year ending April 30, 2025, the Group had a net loss of S$5,137,064 (approximately US$3,934,994) and incurred a negative cashflow from operations of S$3,653,376 (approximately US$2,798,489), against a cash balance of S$129,552 (approximately US$99,237). This raises substantial doubt about our ability as a going concern.

To sustain it’s ability to support the Company’s operating activities, the Company considered supplementing its sources of funding through the following:

-	Continuous support from major shareholders, such as TongHuai Enterprise which has provided for the shareholders loan.
-	Repayment of loan to PT Neura from August 2025 onwards

Management has commenced a strategy to raise debt and equity. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there will likely be a material adverse effect on the Company’s business. All these factors raise substantial doubt about the ability of the Company to continue as a going concern.

There is no immediate liquidation concern for the Company; however, there is substantial doubt on the Company being a going concern but the management has positive mitigation plan to handle going concern issue.

The audited consolidated financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

Recent Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company made the election to delay the adoption of new or revised accounting standards.

In July 2023, the FASB issued ASU Update No. 2023-03, Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (505), and Compensation—Stock Compensation (Topic 718). This guidance amends, and addresses several topics pursuant to SEC Staff Accounting Bulletin No. 120, SEC Staff Announcement at the March 24, 2022 EITF Meeting, and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280—General Revision of Regulation S-X: Income or Loss Applicable to Common Stock. The effect of the amendments was not material to the Company’s consolidated financial statements.

In October 2023, the FASB issued ASU Update No. 2023-06 to incorporate into the Codification 14 of the 27 disclosures referred by the SEC in its Release No. 33-10532. This guidance amends 12 Codification Subtopics, to which the Company has identified several to further analyze the effect of the amendments to the Company’s consolidated financial statements. These amendments are to 1) 250-10 Accounting Changes and Error Corrections and 2) 270-10 Interim Reporting – Overall. The effect of the amendments was not material to the Company’s consolidated financial statements.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and cash flows.